Capital and Reserves (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of classes of share capital [abstract]
Schedule of Share Capital and Share Premium

A. Share Capital and Share Premium

	Ordinary Shares			Class B Shares
Particulars	Number	Share capital	Share premium	Number	Share capital	Share premium
Balance as at April 1, 2021	65,065,075	33	803,277	39,667,911	20	1,217,920
Shares issued during the year on exercise of share based awards	540,966	*	13,466	—	—	—
Balance as at March 31, 2022	65,606,041	33	816,743	39,667,911	20	1,217,920
Balance as at April 1, 2022	65,606,041	33	816,743	39,667,911	20	1,217,920
Shares issued during the year on exercise of share based awards	856,521	*	22,699	—	—	—
Balance as at March 31, 2023	66,462,562	33	839,442	39,667,911	20	1,217,920

*less than 1